Long-term financial investments - Narrative (Details) € in Thousands, £ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 31, 2021	Aug. 31, 2021 USD ($)	Aug. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Sep. 30, 2022 EUR (€)
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (12,897)			$ (16,877)
Decrease in short term investments								(12,897)			(16,892)
Increase in short term investment								0			15
Equity-accounted investments								13,901			24,026
Total commitments								22,031
Templewater | Forecast
Disclosure of joint ventures [line items]
Interests acquired														2.00%
Equity-accounted investments														$ 495
Total commitments														$ 1,000
Forsee Power
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (3,501)			(14,865)
Proportion of ownership interest in joint venture					9.80%			7.30%	7.30%	7.30%
Forsee Power | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								$ 14,969			18,470
Wisdom Motor
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (4,900)
Equity-accounted investments		$ 10,000
Proportion of ownership interest in joint venture		7.20%						6.70%	6.70%	6.70%
Contributions (Proceeds)								$ 1,000
Wisdom Motor | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								4,100			10,000
Quantron AG
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (4,237)			150
Equity-accounted investments	$ 5,183																€ 5,000
Proportion of ownership interest in joint venture	1.90%							3.00%	3.00%	3.00%
Contributions (Proceeds)								$ 3,304		£ 3,000
Number of shares in entity held by entity or by its subsidiaries or associates | shares								793	793	793
Quantron AG | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								$ 4,400			5,333
HyCap Fund
Disclosure of joint ventures [line items]
Contributions (Proceeds)						$ 14,210	£ 10,987			£ 10,986
HyCap Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								12,801			7,963
Contributions (Proceeds)								214			1,597
HyCap Fund | Initial Contribution
Disclosure of joint ventures [line items]
Total commitments | £																£ 25,000
Contributions (Proceeds)								4,624		£ 3,771	1,924		£ 1,550
CleanH2 Fund
Disclosure of joint ventures [line items]
Contributions (Proceeds)			$ 5,146	€ 4,701					€ 4,701
CleanH2 Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Equity-accounted investments								4,075			565
CleanH2 Fund | Initial Contribution
Disclosure of joint ventures [line items]
Total commitments | €															€ 30,000
Contributions (Proceeds)								3,983	€ 3,705		806	€ 696
Hydrogen Funds
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)								$ (473)			$ (580)